COLUMBIA FUNDS SERIES TRUST

Columbia Convertible Securities Fund

(the “Fund”)

Supplement dated April 22, 2010 to the

Statement of Additional Information dated July 1, 2009

Effective April 6, 2010, the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Richard Dahlberg and Yanfang (Emma) Yan as Portfolio Managers of the Fund are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
David L. King	Convertible Securities Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
David L. King	Convertible Securities Fund	Merrill Lynch All Convertibles All Qualities	Convertible Securities

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
David L.King*(a)	0	$0	0	$0	18	$38.5 million

*	Account information is provided as of March 31, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than the Fund.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
David L. King*(a)	0	$0	0	$0	0	$0

*	Account information is provided as of March 31, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than the Fund.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of February 28, 2009”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
David L. King*	Convertible Securities Fund	None

*	Account information is provided as of March 31, 2010.

Shareholders should retain this Supplement for future reference.

INT-50/48302-0410

COLUMBIA FUNDS SERIES TRUST

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

(the “Funds”)

Supplement dated April 22, 2010 to the

Statement of Additional Information dated August 1, 2009

Effective April 1, 2010, the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services” is revised as follows:

1.	All references to Maureen G. Newman as Portfolio Manager of the Funds are deleted.

2.	The following is added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund(s)
James D’Arcy

California Intermediate Municipal Bond Fund

Georgia Intermediate Municipal Bond Fund

Maryland Intermediate Municipal Bond Fund

North Carolina Intermediate Municipal Bond Fund

South Carolina Intermediate Municipal Bond Fund

Virginia Intermediate Municipal Bond Fund

3.	The following is added to the table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
James D’Arcy	California Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper California Intermediate Municipal Debt Funds Classification

Barclays Capital California 3-15 Year Blend Municipal Bond Index

James D’Arcy	Georgia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

James D’Arcy	Maryland Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

James D’Arcy	North Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

James D’Arcy	South Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

James D’Arcy	Virginia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James D’Arcy *(a)	1	$2.556 billion	2	$266.8 million	12	$189.3 million

*	Account information is provided as of March 31, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than the Funds.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
James D’Arcy*(a)	0	$0	0	$0	0	$0

*	Account information is provided as of March 31, 2010.
(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than the Funds.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of March 31, 2009”:

Portfolio Manager	Fund(s)	Dollar Range of Equity Securities in the Fund Beneficially Owned
James D’Arcy*

California Intermediate Municipal Bond Fund

Georgia Intermediate Municipal Bond Fund

Maryland Intermediate Municipal Bond Fund

North Carolina Intermediate Municipal Bond Fund

South Carolina Intermediate Municipal Bond Fund

Virginia Intermediate Municipal Bond Fund

None

*	Account information is provided as of March 31, 2010.

Shareholders should retain this Supplement for future reference.

INT-50/48109-0410